Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events	23. SUBSEQUENT EVENTS In February and March 2023, the Company granted 65,662,949 shares of options to its management and other key employees pursuant to the Company's 2020 Share Incentive plan.